Property and equipment, net (Tables)	3 Months Ended
Mar. 31, 2024
Property and equipment, net
Schedule of property and equipment, net

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Cost:
Leasehold improvements	412,409	443,089
Equipment, fixture and furniture, and other fixed assets	421,207	393,359
Total cost	833,616	836,448
Less: accumulated depreciation	(567,496)	(556,070)
Property and equipment, net	266,120	280,378